SCHEDULE OF INVESTMENTS

Ivy Pzena International Value Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Belgium
Financials – 0.8%
KBC Group N.V.	29	$2,208

Total Belgium - 0.8%		$2,208

China
Utilities – 2.2%
China Resources Power Holdings Co. Ltd.	4,352	6,110

Total China - 2.2%		$6,110

Denmark
Financials – 0.9%
Danske Bank A.S.	152	2,453

Industrials – 3.3%
A.P. Moller - Maersk A/S	6	9,007

Total Denmark - 4.2%		$11,460

France
Communication Services – 2.1%
Publicis Groupe S.A.	132	5,978

Consumer Discretionary – 1.0%
Compagnie Generale des Etablissements Michelin, Class B	22	2,717

Financials – 2.4%
Amundi S.A.	72	5,675
SCOR SE	30	1,269
		6,944

Health Care – 0.8%
Sanofi-Aventis	23	2,275

Industrials – 7.3%
Bouygues S.A.	74	3,124
Rexel S.A.	651	8,649
Schneider Electric S.A.	85	8,723
		20,496

Total France - 13.6%		$38,410

Germany
Consumer Discretionary – 0.2%
Volkswagen Group	3	638

Industrials – 1.3%
Siemens AG	28	3,693

Materials – 3.2%
BASF Aktiengesellschaft	81	6,034
Covestro AG	59	2,721
		8,755

Total Germany - 4.7%		$13,086

Hong Kong
Information Technology – 1.3%
Lenovo Group Ltd.	5,458	3,663

Total Hong Kong - 1.3%		$3,663

Italy
Communication Services – 0.8%
Telecom Italia S.p.A.(A)	3,401	2,119

Financials – 0.8%
UniCredit S.p.A.	148	2,155

Utilities – 3.3%
ENEL S.p.A.	1,154	9,156

Total Italy - 4.9%		$13,430

Japan
Consumer Discretionary – 4.9%
Honda Motor Co. Ltd.	291	8,225
Iida Group Holdings Co. Ltd.	140	2,455
Isuzu Motors Ltd.	119	1,407
Toyota Motor Corp.	22	1,557
		13,644

Energy – 4.3%
Inpex Corp.	668	6,884
JXTG Holdings, Inc.	1,177	5,323
		12,207

Financials – 4.1%
Dai-ichi Mutual Life Insurance Co. (The)	131	2,147
Fukuoka Financial Group, Inc.	77	1,460
MS&AD Insurance Group Holdings, Inc.	41	1,357
Resona Holdings, Inc.	503	2,186
Sumitomo Mitsui Financial Group, Inc.	117	4,325
		11,475

Industrials – 1.1%
Mitsui & Co. Ltd.	179	3,176

Information Technology – 1.9%
Fujitsu Ltd.	58	5,398

Materials – 3.5%
Hitachi Metals Ltd.	676	9,930

Total Japan - 19.8%		$55,830

Netherlands
Communication Services – 0.9%
Koninklijke KPN N.V.	888	2,619

Energy – 0.5%
Royal Dutch Shell plc, Class A	47	1,380

Financials – 1.9%
ING Groep N.V., Certicaaten Van Aandelen	438	5,248

Total Netherlands - 3.3%		$9,247

Singapore
Consumer Staples – 2.2%
Wilmar International Ltd.	2,024	6,196

Financials – 1.4%
DBS Group Holdings Ltd.	211	4,029

Total Singapore - 3.6%		$10,225

South Korea
Financials – 0.9%
Shinhan Financial Group Co. Ltd.	64	2,387

Materials – 1.5%
POSCO	21	4,184

Total South Korea - 2.4%		$6,571

Spain
Financials – 0.7%
Bankia S.A.	946	2,018

Total Spain - 0.7%		$2,018

Sweden
Information Technology – 0.8%
Telefonaktiebolaget LM Ericsson, B Shares	240	2,096

Total Sweden - 0.8%		$2,096
Switzerland
Financials – 3.0%
Credit Suisse Group AG, Registered Shares	221	2,988
UBS Group AG	424	5,336
		8,324

Health Care – 4.1%
Novartis AG, Registered Shares	29	2,788
Roche Holdings AG, Genusscheine	27	8,660
		11,448

Industrials – 0.9%
ABB Ltd.	104	2,512

Total Switzerland - 8.0%		$22,284
Taiwan
Information Technology – 3.0%
Catcher Technology Co. Ltd.	485	3,673
Hon Hai Precision Industry Co. Ltd.	1,518	4,597
		8,270

Total Taiwan - 3.0%		$8,270
United Kingdom
Communication Services – 2.4%
Vodafone Group plc	2,622	5,098
WPP Group plc	107	1,512
		6,610

Consumer Staples – 4.4%
J Sainsbury plc	2,113	6,434
Tesco plc	1,714	5,793
		12,227

Energy – 4.4%
John Wood Group plc	1,171	6,180
TechnipFMC plc(A)	282	6,048
		12,228

Financials – 8.8%
Aviva plc	638	3,540
Barclays plc	1,568	3,730
HSBC Holdings plc	699	5,478
Royal Bank of Scotland Group plc (The)	1,497	4,766
Standard Chartered plc	608	5,735
Willis Towers Watson plc	7	1,411
		24,660

Industrials – 2.1%
Travis Perkins plc	272	5,782

Total United Kingdom - 22.1%		$61,507
United States
Health Care – 1.1%
Mylan, Inc.(A)	149	2,990

Total United States - 1.1%		$2,990

TOTAL COMMON STOCKS – 96.5%		$269,405
(Cost: $272,140)

PREFERRED STOCKS

Germany

Consumer Discretionary – 2.5%
Volkswagen AG, 2.260%	36	6,996

Total Germany - 2.5%		$6,996

TOTAL PREFERRED STOCKS – 2.5%		$6,996
(Cost: $6,218)

SHORT-TERM SECURITIES
Money Market Funds (B) – 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class
1.550%	1,679	1,679

TOTAL SHORT-TERM SECURITIES – 0.6%		$1,679
(Cost: $1,679)

TOTAL INVESTMENT SECURITIES – 99.6%		$278,080
(Cost: $280,037)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,091

NET ASSETS – 100.0%		$279,171

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$15,207	$2,119	$—
Consumer Discretionary	2,717	14,282	—
Consumer Staples	12,227	6,196	—

Energy	13,608	12,207	—
Financials	41,078	30,823	—
Health Care	5,265	11,448	—
Industrials	26,278	18,388	—
Information Technology	11,933	7,494	—
Materials	—	22,869	—
Utilities	6,110	9,156	—
Total Common Stocks	$134,423	$134,982	$—
Preferred Stocks	—	6,996	—
Short-Term Securities	1,679	—	—
Total	$136,102	$141,978	$—

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$280,037

Gross unrealized appreciation	23,180

Gross unrealized depreciation	(25,137)

Net unrealized depreciation	$(1,957)